RECLAMATION PROVISION (Details) (USD $)			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Goldex mine
Environmental remediation liability
Environmental remediation			$ 5,500,000
Environmental remediation liability			17,600,000
Environmental remediation liability, current	$ 11,022,000	$ 16,816,000	$ 6,300,000